Share capital (Tables)	6 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of share capital
	Number of ordinary shares	Amount
	2025	2025
	Units	USD

Issued and fully paid:
Ordinary shares
As at 14 May 2024 (date of incorporation)/31 March 2025	1	1

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of share capital
	Number of ordinary shares		Amount
	2025	2024	2025	2024
	Units	Units	USD	USD

Issued and fully paid:
Ordinary shares
As at 1 April/30 September	58,041,998	58,041,998	13,531,607	13,531,607

	Number of ordinary shares		Amount
	2025	2024	2025	2024
	Units	Units	USD	USD

Issued and fully paid:
Ordinary shares
As at 1 April	58,041,998	46,698,702	13,531,607	11,127,521
Issuance of shares during the financial year	1	140,040	-*	2,404,086
Subdivision of shares during the financial year	-	11,203,256	-	-
Adjustment on acquisition of subsidiaries	(58,041,998)	-	(13,531,607)	-
Issuance of shares pursuant to investment of combining entities	58,041,990	-	580	-

As at 31 March	58,041,991	58,041,998	580	13,531,607

During the financial year:

(a)	The Company adjusted 58,041,998 ordinary shares amounting to USD13,531,607 pursuant to the acquisition of a subsidiary under common control. These shares were eliminated from equity in accordance with the accounting for common control combinations;

(b)	The Company issued 58,041,990 new ordinary shares of USD0.00001 each at an issue price of USD0.00001 per share for a total consideration of USD580, pursuant to a capital reorganisation and as part of the consideration to satisfy the investment in combining entities under common control and the acquisition of other investments.

Alps Global Holding Pubco [Member]
IfrsStatementLineItems [Line Items]
Schedule of share capital
	Number of ordinary shares		Amount
	2025	2024	2025	2024
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	Units	Units	USD	USD

Issued and fully paid:
Ordinary shares	1	1	1	1